SHARE CAPITAL (Summary of Number of RSUs Outstanding) (Details) - RSUs [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period	186,800
Awarded	25,000	216,050
Vested	(69,117)	(29,250)
Outstanding at end of period	142,683	186,800
Consultants and other service providers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period	63,050
Awarded		83,800
Vested	(21,000)	(20,750)
Outstanding at end of period	42,050	63,050